Related Party Transactions (Details 1) ¥ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
Tibet Zhuli Investment Co., Ltd. [Member]
Related party transactions	[1]		¥ 1,048
Tibet Zhuli Investment Co., Ltd. [Member] | US$ [Member]
Related party transactions | $	[1]	$ 152
Tibet Zhuli Investment Co., Ltd. One [Member]
Related party transactions	[1]		50,000
Tibet Zhuli Investment Co., Ltd. One [Member] | US$ [Member]
Related party transactions | $	[1]	7,283
Shenzhen Taozhan Trade Co., Ltd [Member]
Related party transactions	[2]		410
Shenzhen Taozhan Trade Co., Ltd [Member] | US$ [Member]
Related party transactions	[2]		59
Mr. Yu Haifeng [Member]
Related party transactions	[3]		80
Mr. Yu Haifeng [Member] | US$ [Member]
Related party transactions	[3]		12
Puyi Inc.'s founding shareholders [Member]
Related party transactions	[4]		529
Puyi Inc.'s founding shareholders [Member] | US$ [Member]
Related party transactions	[4]		80
Red Lake Yongjin No.1 (Shenzhen) Investment LLP [Member]
Related party transactions	[5]		¥ 581
Red Lake Yongjin No.1 (Shenzhen) Investment LLP [Member] | US$ [Member]
Related party transactions | $	[5]	$ 85

[1]	In August 2018, we received a short-term loan with a principal amount of RMB50.0 million from Tibet Zhuli Investment Co., Ltd., which was controlled by Fanhua Inc, our affiliate. The amounts are unsecured, bearing interest at 8.5% per annum and are repayable after 6 months from the date of the agreement. As of December 31, 2018, the principal and interest of the loan have been fully paid back. Interest expense from loan payable to Tibet Zhuli Investment Co., Ltd. recognized in 2018 was RMB1.0 million (US$0.1million)
[2]	In July 2018, we acquired Zhonghui Huiguan Investment Management Co., Ltd.("Zhonghui") which provided a loan of RMB1.0 million to its related party Shenzhen Taozhan Trade Co., Ltd.("Taozhan"). During the reporting period, Taozhan paid back partial of the loan.
[3]	Repayment of short-term loans.
[4]	The five founding shareholders of Puyi Inc. were Worldwide Success Group Limited, Winter Dazzle Limited, Danica Surge Limited, Advance Tycoon Limited and Future One Holdings Limited. During the reporting period, these five shareholders together contributed US$80 to Puyi Inc.
[5]	In September 2018, we incurred advisory fee expenses to Red Lake Yongjin No1 (Shenzhen) Investment LLP for a potential non-performing loan project.